UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2007

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    The Northwestern Mutual Life Insurance Company
Address: 720 East Wisconsin Avenue

         Milwaukee, WI  53202

13F File Number:  28-00229

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Mark G. Doll
Title:     Senior Vice President (Public Markets)
Phone:     414-665-3336

Signature, Place, and Date of Signing:

     Mark G. Doll     Milwaukee, WI     November 14, 2007


Report Type (Check only one.):

[  ]         13F HOLDINGS REPORT.

[ X]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:

       Form 13F File Number          Name

       28-01096                 Russell Trust Company
       28-01190                 Frank Russell Company
       28-05583                 Northwestern Investment Management Company, LLC
       28-10206                 Mason Street Advisors, LLC
       28-11160                 Northwestern Mutual Wealth Management Company